Restructuring Charges (Tables)	12 Months Ended
Jan. 31, 2012
Restructuring Charges [Abstract]
Summary Of Restructuring Charges

	Fiscal Year Ended January 31, 2010
(Amounts in millions)	Asset Impairment	Severance Costs	Total
Walmart U.S.	$—	$73	$73
Sam's Club	133	41	174
Other	—	13	13

Total	$133	$127	$260